Recoverable Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Recoverable Taxes [Abstract]
Relates to income tax credits amount	$ 1,610,000	$ 1,890,000
Provisions for income taxes	760,622	1,000,000
Tax credit and provision	$ 857,517	$ 886,126